THE ADVISORS' INNER CIRCLE FUND II

                          FROST CORE GROWTH EQUITY FUND
                                  (THE "FUND")

                    SUPPLEMENT DATED FEBRUARY 9, 2009 TO THE
                                  PROSPECTUSES
                             DATED NOVEMBER 28, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES

--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT CHANGE

THE FOLLOWING REPLACES THE INFORMATION UNDER THE HEADING "PORTFOLIO MANAGERS" ON PAGES 53-54 OF THE INSTITUTIONAL CLASS SHARES PROSPECTUS AND PAGES 55-56 OF THE CLASS A SHARES PROSPECTUS:

John Lutz, CFA, is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund. Mr. Lutz joined The Frost National Bank, the parent company of the Adviser, in 1995 and has over 7 years of investment experience. He received a bachelor's degree in business administration from Texas A&M University and a master's degree in business administration from Our Lady of the Lake University.

Alan Tarver, CFA, is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund. Mr. Tarver joined The Frost National Bank, the parent company of the Adviser, in 2002 and has over 12 years of investment experience. He received a bachelor of arts degree in economics from the University of Texas at Austin, a master's of international management from Thunderbird and a master's of business administration in finance from Arizona State University.

Steve Coker is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund. Mr. Coker joined Frost Investment Advisors in 2008 and has over 11-years of experience in investment management. Prior to joining Frost, he worked for the Principal Financial Group in Seattle and Trusco Capital Management in Atlanta. He earned a bachelor's degree in Management from Georgia Tech and an MBA in Finance from Indiana University. Mr. Coker is a holder of the right to use the Chartered Financial Analyst (CFA(R)) designation and is a member of the CFA Institute.

C. Murray Fichtner is jointly and primarily responsible for the day-to-day management of the Frost Dividend Value Equity Fund. Mr. Fichtner joined The Frost National Bank, the parent company of the Adviser, in 1967 and has over 22 years of investment experience. He received a bachelor's of business administration degree from Texas A&M University.

Michael R. Brell, CFA, is jointly and primarily responsible for the day-to-day management of the Frost Dividend Value Equity Fund. Mr. Brell joined The Frost National Bank, the parent company of the Adviser, in 2002 and has over 15 years of investment experience. He received a bachelor's of arts degree with honors in international relations and a master's degree in business administration from St. Mary's University.

Ted Harper is jointly and primarily responsible for the day-to-day management of the Frost Dividend Value Equity Fund. Mr. Harper joined The Frost National Bank, the parent company of the Adviser, in 2000 and has over 10 years of investment experience. He received a bachelor's degree in political science and economics from the University of Arizona.

Tom L. Stringfellow, CFA, CPA, is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund, the Frost Dividend Value Equity Fund, the Frost Low Duration Bond Fund, the Frost Total Return Bond Fund, the Frost Municipal Bond Fund, the Frost Low Duration Municipal Bond Fund and the Frost Strategic Balanced Fund. Mr. Stringfellow joined The Frost National Bank, the parent company of the Adviser, in 1980 and has over 27 years of investment experience. He received a bachelor's of arts degree in business administration from Southwest Texas State University and a master's degree in economics from St. Mary's University, and also a master's degree in business administration from Texas A&M University.

Jeffery Elswick is jointly and primarily responsible for the day-to-day management of the Frost Low Duration Bond Fund, the Frost Total Return Bond Fund, the Frost Municipal Bond Fund, the Frost Low Duration Municipal Bond Fund, and the Frost Strategic Balanced Fund. Mr. Elswick joined The Frost National Bank, the parent company of the Adviser, in 2006 and has over 13 years of investment experience. Prior to joining The Frost National Bank, Mr. Elswick served as a fixed income portfolio manager, analyst and trader at Capital One Financial Corporation from 2000 to 2006. He received a master of science in finance degree and a bachelor's of business administration degree from Texas A&M University.

Brad Thompson, CFA is jointly and primarily responsible for the day-to-day management of the Frost Strategic Balanced Fund. Mr. Thompson joined The Frost National Bank, the parent company of the Adviser, in 2002 and has over 16 years of investment experience. Prior to joining The Frost National Bank, Mr. Thompson was a senior analyst with Assante Asset Management in Canada and Assante Global Advisors in Los Angeles. He received the degrees of master of commerce with honours (finance), from the University of Melbourne; bachelor of commerce with honours (finance), and bachelor of commerce and economics from the University of Tasmania at Hobart, Australia. Mr. Thompson is a holder of the right to use the Chartered Financial Analyst (CFA(R)) designation and is a member of the CFA Institute.

Justin Hopkins is jointly and primarily responsible for the day-to-day management of the Frost Strategic Balanced Fund. Mr. Hopkins joined The Frost National Bank, the parent company of the Adviser, in 2007 and has over 3 years of investment experience. Prior to joining The Frost National Bank, Mr. Hopkins served as a representative support specialist at National Financial Partners from 2006 to 2007 and as a mutual fund analyst, intern, part-time at The Frost National Bank from 2004 to 2006 and full time student from 2002 to 2006. He received a bachelor's degree in applied arts and sciences and a master's degree in business administration from Texas State University.

BENCHMARK CHANGE

The Fund has changed its primary benchmark from the S&P 500/Citigroup Growth Index to the Russell 1000 Growth Index because the Adviser believes it is more representative of the type of securities in which the Fund invests. The Adviser believes that the Russell 1000 Growth Index offers a greater degree of diversification for the Fund than the S&P 500/Citigroup Growth Index. Accordingly, the Prospectuses of the Fund are amended as follows:

THE FOLLOWING REPLACES THE TABLE AND FOOTNOTES UNDER THE "AVERAGE ANNUAL RETURNS" HEADING AND THE INFORMATION UNDER THE "WHAT IS AN INDEX?" HEADING ON PAGE 4 OF THE INSTITUTIONAL CLASS SHARES PROSPECTUS:

AVERAGE ANNUAL TOTAL RETURNS*

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2007 to certain broad-based securities indices.

                                                          1 Year       5 Years       Since Performance Start Date**
------------------------------------------------------ ------------- ------------ --------------------------------------
Fund Return Before Taxes                                  12.18%       11.57%                     6.17%
Fund Return After Taxes on Distributions***                N/A           N/A                       N/A
Fund Return After Taxes on Distributions and Sale of       N/A           N/A                       N/A
Fund Shares ***
Russell 1000 Growth Index ****                            11.81%       12.10%                     7.05%
S&P 500/Citigroup Growth Index Return (reflects no        9.13%        10.74%                     6.20%
deduction for fees, expenses, or taxes) #
------------------------------------------------------ ------------- ------------ --------------------------------------

* The performance information shown is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses of the Institutional Class Shares.

**       The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.

**** The Fund has changed its primary benchmark from the S&P 500/Citigroup Growth Index to the Russell 1000 Growth Index because the Adviser believes the Russell 1000 Growth Index is more representative of the type of securities in which the Fund invests. The Russell 2000 Growth Index is an unmanaged index which measures the performance of the 2000 smallest companies of the Russell 3000 Index with the higher price-to-book rations and higher forecasted growth values.

# The S&P 500/Citigroup Growth Index, along with its counterpart, the S&P 500/Citigroup Value Index, were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Growth and Value Indexes, respectively. These indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. The S&P 500/Citigroup Growth Index is defined by its relationship to the S&P 500 Index.

         The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P Index 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large-cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor's. The S&P 500 Index is a market-value weighted index - each stock's weight in the index is proportionate to its market value.

WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

THE FOLLOWING REPLACES THE TABLE AND FOOTNOTES UNDER THE "AVERAGE ANNUAL RETURNS" HEADING AND THE INFORMATION UNDER THE "WHAT IS AN INDEX?" HEADING ON PAGE 4 OF THE CLASS A SHARES PROSPECTUS:

AVERAGE ANNUAL TOTAL RETURNS*

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2007 to certain broad-based securities indices. The information in the table has been adjusted to reflect the Distribution (12b-1) Fees and the Maximum Sales Charge (Load) applicable to Class A Shares.

                                                          1 Year       5 Years       Since Performance Start Date**
------------------------------------------------------ ------------- ------------ --------------------------------------
Fund Return Before Taxes                                  5.49%         9.96%                     4.78%
Fund Return After Taxes on Distributions***                 N/A           N/A                      N/A
Fund Return After Taxes on Distributions and Sale of        N/A           N/A                      N/A
Fund Shares ***
Russell 1000 Growth Index ****                            11.81%       12.10%                     7.05%
S&P 500/Citigroup Growth Index Return (reflects no        9.13%        10.74%                     6.20%
deduction for fees, expenses, or taxes) #

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**       The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.

**** The Fund has changed its primary benchmark from the S&P 500/Citigroup Growth Index to the Russell 1000 Growth Index because the Adviser believes the Russell 1000 Growth Index is more representative of the type of securities in which the Fund invests. The Russell 2000 Growth Index is an unmanaged index which measures the performance of the 2000 smallest companies of the Russell 3000 Index with the higher price-to-book rations and higher forecasted growth values.

# The S&P 500/Citigroup Growth Index, along with its counterpart, the S&P 500/Citigroup Value Index, were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Growth and Value Indexes, respectively. These indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. The S&P 500/Citigroup Growth Index is defined by its relationship to the S&P 500 Index.

         The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P Index 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large-cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor's. The S&P 500 Index is a market-value weighted index - each stock's weight in the index is proportionate to its market value.

WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 FIA-SK-005-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                          FROST CORE GROWTH EQUITY FUND
                                  (THE "FUND")

                    SUPPLEMENT DATED FEBRUARY 9, 2009 TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 28, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

The following chart replaces the chart under the heading "Fund Shares Owned by Portfolio Managers" on pages 41-42 of the Statement of Additional Information:

------------------------------------------------------- -----------------------------------------------------
Name                                                             Dollar Range of Fund Shares Owned*
------------------------------------------------------- -----------------------------------------------------
FROST
-------------------------------------------------------------------------------------------------------------
Michael R. Brell                                        None
------------------------------------------------------- -----------------------------------------------------
Jeffrey Elswick                                         $100,001 - $500,000
------------------------------------------------------- -----------------------------------------------------
C. Murray Fichtner                                      None
------------------------------------------------------- -----------------------------------------------------
Ted Harper                                              $10,001 - $50,000
------------------------------------------------------- -----------------------------------------------------
John Lutz                                               $10,001 - $50,000
------------------------------------------------------- -----------------------------------------------------
Tom L. Stringfellow                                     $100,001 - $500,000
------------------------------------------------------- -----------------------------------------------------
Alan Tarver                                             None
------------------------------------------------------- -----------------------------------------------------
Brad Thompson                                           $10,001 - $50,000
------------------------------------------------------- -----------------------------------------------------
Justin Hopkins                                          $1 - $10,000
------------------------------------------------------- -----------------------------------------------------
Thornburg
-------------------------------------------------------------------------------------------------------------
William Fries                                           None
------------------------------------------------------- -----------------------------------------------------
Wendy Trevisani                                         None
------------------------------------------------------- -----------------------------------------------------
Lei Wang                                                None
------------------------------------------------------- -----------------------------------------------------
KCM
-------------------------------------------------------------------------------------------------------------
Harris L. Kempner, Jr.                                  Over $1,000,000
------------------------------------------------------- -----------------------------------------------------
R. Patrick Rowles                                       None
------------------------------------------------------- -----------------------------------------------------
M. Shawn Gault                                          None
------------------------------------------------------- -----------------------------------------------------
HOOVER
------------------------------------------------------- -----------------------------------------------------
Irene G. Hoover                                         None
------------------------------------------------------- -----------------------------------------------------
LKCM
------------------------------------------------------- -----------------------------------------------------
J. Luther King, Jr.                                     $1 - $10,000
------------------------------------------------------- -----------------------------------------------------
Steven R. Purvis                                        $50,000 - $100,000
------------------------------------------------------- -----------------------------------------------------
Paul W. Greenwell                                       $1 - $10,000
------------------------------------------------------- -----------------------------------------------------

*        Valuation date July 31, 2008.

The following replaces the chart under the heading "Other Accounts" on p. 42 of the SAI:

---------------------------- ---------------------------- --------------------------------- ----------------------------------
           Name                 Registered Investment     Other Pooled Investment Vehicles           Other Accounts
                                      Companies
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
                              Number of    Total Assets     Number of      Total Assets       Number of       Total Assets
                               Accounts     (millions)      Accounts        (millions)         Accounts        (millions)
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
FROST
------------------------------------------------------------------------------------------------------------------------------
Michael R. Brell                  0             $0              0               $0                1                $3
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
Jeffrey Elswick                   0             $0              0               $0                23              $644
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
C. Murray Fichtner                0             $0              0               $0                62              $133
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
Ted Harper                        0             $0              0               $0               240              $202
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
John Lutz                         0             $0              0               $0                0                $0
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
Tom L. Stringfellow               0             $0              0               $0               127              $340
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
Alan Tarver                       0             $0              0               $0                0                $0
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
Brad Thompson                     0             $0              0               $0                0                $0
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
Justin Hopkins                    0             $0              0               $0                0                $0
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
THORNBURG
------------------------------------------------------------------------------------------------------------------------------
William Fries                     18          $25,264          14             $1,937            18,389           $11,081
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
Wendy Trevisani                   10          $19,624           8              $810             9,350            $8,554
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
Lei Wang                          10          $19,624           8              $810             9,350            $8,554
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
KCM
------------------------------------------------------------------------------------------------------------------------------
Harris L. Kempner, Jr.            $0            $0              3              $237               14              $303
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
R. Patrick Rowles                 $0            $0              3              $237               14              $303
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
M. Shawn Gault                    $0            $0              3              $237               14              $303
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
HOOVER
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
Irene G. Hoover                   3            $632             3               $34               33              $762
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
LKCM
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
J. Luther King, Jr.               11           $935             2              $457              245             $3,145
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
Steven R. Purvis                  5            $685             0               $0                69             $1,142
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------
Paul W. Greenwell                 7            $165             0               $0               124              $609
---------------------------- ------------- -------------- -------------- ------------------ --------------- ------------------




                                                                                                               FIA-SK-008-0100

1
                       THE ADVISORS' INNER CIRCLE FUND II

                        FROST DIVIDEND VALUE EQUITY FUND

                    SUPPLEMENT DATED FEBRUARY 9, 2009 TO THE
                      PROSPECTUSES DATED NOVEMBER 28, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
    THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES

--------------------------------------------------------------------------------

The Fund has changed its primary benchmark from the S&P 500/Citigroup Value Index to the Russell 1000 Value Index because the Adviser believes it is more representative of the type of securities in which the Fund invests. The Adviser believes that the Russell 1000 Value Index offers a greater degree of diversification for the Fund than the S&P 500/Citigroup Growth Index. Accordingly, the Prospectuses of the Fund are amended as follows:

THE FOLLOWING REPLACES THE TABLE AND FOOTNOTES UNDER THE "AVERAGE ANNUAL RETURNS" HEADING AND THE INFORMATION UNDER THE "WHAT IS AN INDEX?" HEADING ON PAGE 8 OF THE INSTITUTIONAL CLASS SHARES PROSPECTUS:

AVERAGE ANNUAL TOTAL RETURNS*

This table compares the Fund's average annual total returns for the periods ended December 31, 2007 to certain broad-based securities indices.

                                                          1 Year        5 Years        Since Performance Start Date**
------------------------------------------------------ ------------- --------------- ------------------------------------
Fund Return Before Taxes                                  9.61%          15.10%                     9.36%
Fund Return After Taxes on Distributions***                N/A            N/A                        N/A
Fund Return After Taxes on Distributions and Sale of       N/A            N/A                        N/A
Fund Shares ***
Russell 1000 Value Index ****                             -0.17%         14.63%                     9.44%
S&P 500/Citigroup Value Index Return (reflects no         1.99%          14.97%                     9.42%
deduction for fees, expenses, or taxes) #

* The performance information shown is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses of the Institutional Class Shares.

**       The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.

**** The Fund has changed its primary benchmark from the S&P 500/Citigroup Value Index to the Russell 1000 Value Index because Adviser believes the Russell 1000 Value Index is more representative of the type of securities in which the Fund invests. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

# The S&P 500/Citigroup Value Index, along with its counterpart, the S&P 500/Citigroup Growth Index, were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Value and Growth Indexes, respectively. These indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. The S&P 500/Citigroup Value Index is defined by its relationship to the S&P 500 Index.

         The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large-cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor's. The S&P 500 Index is a market-value weighted index - each stock's weight in the index is proportionate to its market value.

WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

THE FOLLOWING REPLACES THE TABLE AND FOOTNOTES UNDER THE "AVERAGE ANNUAL RETURNS" HEADING AND THE INFORMATION UNDER THE "WHAT IS AN INDEX?" HEADING ON PAGE 8 OF THE CLASS A SHARES PROSPECTUS:

AVERAGE ANNUAL TOTAL RETURNS*

THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO CERTAIN BROAD-BASED SECURITIES INDICES. THE INFORMATION IN THE TABLE HAS BEEN ADJUSTED TO REFLECT THE DISTRIBUTION (12B-1) FEES AND THE MAXIMUM SALES CHARGE (LOAD) APPLICABLE TO CLASS A SHARES.

                                                          1 Year        5 Years        Since Performance Start Date**
------------------------------------------------------ ------------- --------------- ------------------------------------
Fund Return Before Taxes                                  3.11%          13.48%                     7.93%
Fund Return After Taxes on Distributions***                N/A            N/A                        N/A
Fund Return After Taxes on Distributions and Sale of       N/A            N/A                        N/A
Fund Shares ***
Russell 1000 Value Index ****                             -0.17%         14.63%                     9.44%
S&P 500/Citigroup Value Index Return (reflects no         1.99%          14.97%                     9.42%
deduction for fees, expenses, or taxes) #

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**       The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.

**** The Fund has changed its primary benchmark from the S&P 500/Citigroup Value Index to the Russell 1000 Value Index because the Adviser believes the Russell 1000 Value Index is more representative of the type of securities in which the Fund invests. The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

# The S&P 500/Citigroup Value Index, along with its counterpart, the S&P 500/Citigroup Growth Index, were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Value and Growth Indexes, respectively. These indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. The S&P 500/Citigroup Value Index is defined by its relationship to the S&P 500 Index.

         The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large-cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor's. The S&P 500 Index is a market-value weighted index - each stock's weight in the index is proportionate to its market value.

WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 FIA-SK-007-0100